PREPAID LAND LEASES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
PREPAID LAND LEASES
Prepaid land leases	$ 15,222	$ 16,146
Less: Accumulated amortization	(3,719)	(3,699)
Deferred Costs, Leasing, Net	$ 11,503	$ 12,447